Acquisition costs and other expenditure - Components (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisition costs and other expenditure
Acquisition costs incurred for insurance policies	£ (3,712)	£ (3,687)	£ (3,275)
Acquisition costs deferred less amortisation of acquisition costs	911	923	431
Administration costs and other expenditure	(6,380)	(5,522)	(4,746)
Movements in amounts attributable to external unit holders of consolidated investment funds	(984)	(562)	(618)
Total acquisition costs and other expenditure	(10,165)	(8,848)	(8,208)
Depreciation and amortisation expense	(288)	(242)	(755)
Charge for non-deferred acquisition costs and amortisation of costs that were deferred	(2,801)	(2,764)	(2,844)
Fee expenses relating to financial liabilities held at amortised cost included in acquisition costs	0	0	0
UK and Europe insurance operations
Acquisition costs and other expenditure
Movements in amounts attributable to external unit holders of consolidated investment funds	(719)	(485)	(599)
Asia insurance operations
Acquisition costs and other expenditure
Movements in amounts attributable to external unit holders of consolidated investment funds	(265)	(77)	(19)
Insurance contracts
Acquisition costs and other expenditure
Charge for non-deferred acquisition costs and amortisation of costs that were deferred	(2,772)	(2,734)	(2,817)
Investment contracts
Acquisition costs and other expenditure
Charge for non-deferred acquisition costs and amortisation of costs that were deferred	£ (29)	£ (30)	£ (27)